Convertible Notes Payable (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Proceeds from notes payable		$ 100,000
Repayment of convertible note			73,000
Derivative liabilities conversion features	$ 565,195		400,139
Private placement costs			238,395
Derivative liabilities			400,139
Two Convertible Notes Payable [Member]
Convertible notes payable issued			355,000
Proceeds from notes payable			326,800
Original issue discount			$ 28,200
Derivative liabilities conversion features	565,195
Debt discount	326,800
Private placement costs	$ 238,395
Number of returnable shares			705,000
Convertible Note One [Member]
Repayment of convertible note			$ 73,000
Convertible note outstanding			$ 282,000
Debt interest percentage			12.00%
Debt instrument maturity date			Apr. 29, 2020
Convertible Note One [Member] | Minimum [Member]
Debt conversion price percentage			39.00%
Convertible Note One [Member] | Maximum [Member]
Debt conversion price percentage			40.00%
Convertible Note Two [Member]
Convertible notes payable issued
Original issue discount			$ 28,200
Convertible note outstanding			282,000
Debt discount			355,000
Derivative liabilities			326,800
Loan costs			54,990
Loan fee			224,660
Amortization of debt discount			185,330
One Convertible Notes Payable [Member] | Non-Returnable Shares [Member]
Non-returnable fees recorded as a loan cost			$ 54,990